Reconciliation of the Financial Statements to the Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 107,901,106
Change in deemed distributions	7,720
Change in defaulted loans	(73,113)
Total net income per the Form 5500	$ 107,835,713